Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 111,512	$ 92,537	$ 131,777	$ (51,622)	$ (4,216)
Cash flow hedges:
Change in unrealized gain on cash flow hedges	1,466	0	0	0	0
Less reclassification for realized net gains included in net income	(548)	0	0	0	0
Net change, net of tax	918	0	0	0	0
Change in foreign currency translation adjustment, net of tax	125	29	37	0	0
Change in unrealized (loss) on available-for-sale investments	(6)	0	0	0	0
Comprehensive income (loss)	$ 112,549	$ 92,566	$ 131,814	$ (51,622)	$ (4,216)